Cost of Revenue (Details) - Schedule of Cost of Revenue - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Revenue [Abstract]
Purchase of finished goods	€ 18,804,222	€ 33,306,036	€ 14,985,191
Purchase of raw materials	1,530	1,530	2,395
Outsourcing service	22,184	22,184	4,655
Inventory adjustment	(6,784,373)	(6,784,373)	(92,896)
Total	€ 12,043,563	€ 26,545,377	€ 14,899,345